SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

CNL GROWTH PROPERTIES, INC. (FORMERLY GLOBAL GROWTH TRUST, INC.) AND SUBSIDIARIES

SCHEDULE III—REAL ESTATE AND ACCUMULATED DEPRECIATION

As of December 31, 2012 (in thousands)

		Initial Costs			Costs Capitalized Subsequent to Acquisition				Gross Amounts at which Carried at Close of Period (6)
Property/ Location	Encum- brances	Land & Land Improve- ments (1)	Buildings & Building Improve- ments	Tenant Improve- ments	Land and Improve- ments	Building and Building Improve- ments	Tenant Improve- ments	Construc- tion in Process	Land & Land Improve- ments	Buildings & Building Improve- ments	Construc- tion in Process	Tenant Improve- ments	Total	Accumu- lated Depre- ciation	Date of Construc- tion	Date Acquired	Life on which depreciation in latest income statement is computed
Multifamily Properties:
Long Point Property (5)
Mount Pleasant, South Carolina	$21,244	$3,543	$—	$—	$2,604	$20,856	$—	$8	$6,147	$20,856	$8	$—	$27,011	$(277)	2012	5/20/2011	(4)
Whitehall Property (5)
Charlotte, South Carolina	12,150	2,887	—		1,005	5,651	—	12,618	3,892	5,651	12,618	—	22,161	—	(2)	2/24/2012	(4)
Crosstown Property(5)
Tampa, Florida	3,355	4,372	—	—	—	—	—	12,177	4,372	—	12,177	—	16,549	—	(2)	3/27/2012	(4)
Circle Alexander Village Property (5)
Charlotte, North Carolina	—	2,435	—	—	—	—	—	1,665	2,435	—	1,665	—	4,100	—	(2)	11/27/2012	(4)
Aura Castle Hills Property (5)
Lewisville, Texas	1	4,470	—	—	—	—	—	2,549	4,470	—	2,549	—	7,019	—	(2)	11/30/2012	(4)
Aura Grand Corner Property (5)
Katy, Texas	1	2,999	—	—	—	—	—	1,686	2,999	—	1,686	—	4,685	—	(2)	12/20/2012	(4)
Real Estate Held for Sale:
Gwinnett Center
Duluth, Georgia	7,729	3,020	7,930	220	14	66	294	10	3,034	7,996	10	514	11,554	(369)	(3)	10/17/2011	(4)

	$44,480	$23,726	$7,930	$220	$3,623	$26,573	$294	$30,713	$27,349	$34,503	$30,713	$514	$93,079	$(646)

Transactions in real estate and accumulated depreciation as of December 31, 2012 are as follows:

Real Estate		Accumulated Depreciation
Balance at December 31, 2010	$—	Balance at December 31, 2010	$—
2011 Acquisitions	20,127	2011 Depreciation	(48)

Balance at December 31, 2011	$20,127	Balance at December 31, 2011	$(48)
2012 Acquisitions	72,952	2012 Depreciation	(598)

Balance at December 31, 2012	$93,079	Balance at December 31, 2012	$(646)

FOOTNOTES:

(1)	Land and land improvements, initial cost, include the purchase price of land under development which is included as a component of construction in process in the consolidated balance sheets.
(2)	As of December 31, 2012, these properties were under development.
(3)	Three buildings built in 1990, 1999 and 2000, respectively.
(4)	Building and building improvements are depreciated over 39 and 15 years, respectively. Tenant improvements, if any, are depreciated over the lesser of their useful life or the terms of their respective leases.
(5)	These properties are owned through separate joint venture agreements. As these entities are consolidated, the amounts presented include 100% of the costs of the venture.
(6)	The aggregate cost for federal income tax purposes is approximately $96.6 million.